UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JHL Capital Group LLC
Address: 900 N. Michigan Avenue
         Suite 1340
         Chicago, IL  60611

13F File Number:  028-14352

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Litinsky
Title:     Managing Member
Phone:     (312) 628-7350

Signature, Place, and Date of Signing:

 /s/      James H. Litinsky     Chicago, IL/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $699,764 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    29166   691300 SH       SOLE                   691300        0        0
AMERICAN CAP LTD               COM              02503Y103    39337  5845000 SH       SOLE                  5845000        0        0
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     1927    89400 SH       SOLE                    89400        0        0
ASHFORD HOSPITALITY TR INC     COM SHS          044103109     6461   807600 SH       SOLE                   807600        0        0
ATHENAHEALTH INC               COM              04685W103    14043   285900 SH  PUT  SOLE                   285900        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     8158   650000 SH       SOLE                   650000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    13882  1743940 SH       SOLE                  1743940        0        0
FIRST SOLAR INC                COM              336433107     9115   270000 SH  PUT  SOLE                   270000        0        0
GENERAL ELECTRIC CO            COM              369604103     6179   345000 SH       SOLE                   345000        0        0
GOOGLE INC                     CL A             38259P508    42242    65400 SH       SOLE                    65400        0        0
HOME DEPOT INC                 COM              437076102      210     5000 SH       SOLE                     5000        0        0
HYATT HOTELS CORP              COM CL A         448579102     5646   150000 SH       SOLE                   150000        0        0
INTEL CORP                     COM              458140100    47045  1940000 SH       SOLE                  1940000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    23031   125250 SH       SOLE                   125250        0        0
LOUISIANA PAC CORP             COM              546347105    89174 11050000 SH       SOLE                 11050000        0        0
LOWES COS INC                  COM              548661107    61402  2419300 SH  CALL SOLE                  2419300        0        0
LOWES COS INC                  COM              548661107    75835  2988000 SH       SOLE                  2988000        0        0
MCGRAW HILL COS INC            COM              580645109     4497   100000 SH       SOLE                   100000        0        0
MICROSOFT CORP                 COM              594918104    70092  2700000 SH       SOLE                  2700000        0        0
MUELLER WTR PRODS INC          COM SER A        624758108    10809  4430000 SH       SOLE                  4430000        0        0
NASDAQ OMX GROUP INC           COM              631103108     6988   285100 SH       SOLE                   285100        0        0
OREXIGEN THERAPEUTICS INC      COM              686164104      290   180199 SH       SOLE                   180199        0        0
SEARS HLDGS CORP               COM              812350106     4449   140000 SH  PUT  SOLE                   140000        0        0
SINA CORP                      ORD              G81477104     6968   134000 SH       SOLE                   134000        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    37490  4600000 SH       SOLE                  4600000        0        0
THOMAS PPTYS GROUP INC         COM              884453101     2321   697000 SH       SOLE                   697000        0        0
UBIQUITI NETWORKS INC          COM              90347A100    29350  1610000 SH       SOLE                  1610000        0        0
WAL MART STORES INC            COM              931142103    39442   660000 SH       SOLE                   660000        0        0
WALGREEN CO                    COM              931422109     4628   140000 SH       SOLE                   140000        0        0
WEBMD HEALTH CORP              COM              94770V102     9587   255300 SH       SOLE                   255300        0        0